Capital World Growth and Income Fund®
Investment portfolio
February 28, 2026
unaudited

Common stocks 96.39% Information technology 23.06%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	130,599,639	$8,320,151
Broadcom, Inc.	16,230,188	5,186,357
Microsoft Corp.	8,694,488	3,414,673
NVIDIA Corp.	18,656,885	3,305,813
Apple, Inc.	9,716,610	2,566,934
Micron Technology, Inc.	5,706,649	2,353,251
ASML Holding NV	1,260,379	1,836,858
Applied Materials, Inc.	2,591,645	964,869
Intel Corp. (a)	18,985,552	865,931
Tokyo Electron, Ltd.	3,003,391	846,408
MediaTek, Inc.	10,091,000	619,566
Samsung Electronics Co., Ltd.	3,460,268	520,784
Seagate Technology Holdings PLC	1,084,406	442,264
International Business Machines Corp.	1,838,517	441,630
Amphenol Corp., Class A	2,967,014	433,362
Lenovo Group, Ltd. (b)	250,224,000	311,205
Ciena Corp. (a)	892,142	311,090
Allegro MicroSystems, Inc. (a)	5,926,903	216,154
Cloudflare, Inc., Class A (a)	1,221,997	210,416
Accenture PLC, Class A	879,853	183,643
Oracle Corp.	1,154,197	167,820
Shopify, Inc., Class A, subordinate voting shares (a)	1,298,672	156,789
Corning, Inc.	878,589	132,122
SK hynix, Inc.	146,804	108,279
EPAM Systems, Inc. (a)	742,811	104,736
Marvell Technology, Inc.	1,240,000	101,296
Cisco Systems, Inc.	1,142,003	90,743
AppLovin Corp., Class A (a)	173,109	75,263
ASE Technology Holding Co., Ltd.	3,675,000	44,325
Strategy, Inc., Class A (a)	315,012	40,794
Fair Isaac Corp. (a)	24,191	34,094
Arista Networks, Inc. (a)	139,421	18,613
Stripe, LLC, Class B (a)(c)(d)	192,531	12,129
		34,438,362
Industrials 15.91%
BAE Systems PLC	61,144,171	1,740,308
General Electric Co.	4,368,551	1,495,180
Airbus SE, non-registered shares	6,493,913	1,413,712
Deere & Co.	2,042,064	1,285,908
RTX Corp.	5,308,139	1,075,535
Volvo AB, Class B	26,386,796	1,028,277
TransDigm Group, Inc.	784,220	1,021,674
Union Pacific Corp.	3,595,705	952,790
Siemens AG	2,858,232	835,541
Leonardo SpA	11,361,434	762,521
Capital World Growth and Income Fund — Page 1 of 11

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Safran SA	1,641,085	$659,296
Carrier Global Corp.	10,167,297	654,774
Rolls-Royce Holdings PLC	33,362,423	599,553
Melrose Industries PLC (e)	77,524,990	591,128
Mitsui & Co., Ltd. (b)	15,556,400	584,940
Siemens Energy AG	2,784,995	547,745
United Rentals, Inc.	632,473	531,277
L3Harris Technologies, Inc.	1,349,305	491,876
Techtronic Industries Co., Ltd.	28,926,292	471,789
Ingersoll-Rand, Inc.	5,009,304	471,576
Compagnie de Saint-Gobain SA, non-registered shares	4,548,307	463,478
Lockheed Martin Corp.	696,016	458,034
Ryanair Holdings PLC (ADR)	6,755,132	455,904
Parker-Hannifin Corp.	406,652	410,385
IHI Corp. (b)	13,912,738	383,354
ITOCHU Corp.	24,090,700	350,180
Hitachi, Ltd.	10,288,943	344,315
Deutsche Post AG	5,787,099	342,586
Weir Group PLC (The)	6,949,292	329,843
Prysmian SpA	2,617,645	317,034
Saab AB, Class B	3,494,335	252,913
Bouygues SA	4,048,691	252,018
RELX PLC	6,441,252	224,306
Marubeni Corp. (b)	4,747,000	182,627
Marubeni Corp.	883,275	33,982
International Consolidated Airlines Group SA (CDI)	36,100,536	206,134
Bureau Veritas SA (b)	5,865,740	203,909
MTU Aero Engines AG	394,475	170,317
Comfort Systems USA, Inc.	114,605	163,813
ATI, Inc. (a)	947,891	155,066
Vestas Wind Systems AS	5,138,029	131,993
Core & Main, Inc., Class A (a)	2,282,147	123,601
Woodward, Inc.	258,360	99,923
Weichai Power Co., Ltd., Class H	19,425,000	80,993
Crane Co.	386,427	77,490
SECOM Co., Ltd.	1,723,200	66,626
PACCAR, Inc.	481,940	60,768
Rocket Lab Corp. (a)	873,871	60,385
Diploma PLC	759,881	58,115
Uber Technologies, Inc. (a)	702,153	52,956
FedEx Corp.	95,817	37,081
		23,765,529
Financials 12.06%
BPER Banca SpA	60,567,263	859,511
Citigroup, Inc.	6,543,777	721,059
Mastercard, Inc., Class A	1,303,205	674,031
Aviva PLC	72,434,245	669,646
ING Groep NV	20,930,768	609,144
BlackRock, Inc.	565,040	600,768
JPMorgan Chase & Co.	1,812,308	544,236
Chubb, Ltd.	1,518,312	517,532
Bank of America Corp.	10,308,978	513,696
Visa, Inc., Class A	1,453,826	465,428
American Express Co.	1,469,978	454,076
Capital World Growth and Income Fund — Page 2 of 11

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Mizuho Financial Group, Inc.	9,365,950	$428,879
Munchener Ruckversicherungs-Gesellschaft AG	652,598	428,429
AIA Group, Ltd.	38,281,045	424,725
NatWest Group PLC	48,729,129	406,496
Zurich Insurance Group AG	525,213	396,617
Wells Fargo & Co.	4,671,091	380,460
Banco Bilbao Vizcaya Argentaria SA	15,338,875	357,957
Arthur J. Gallagher & Co.	1,544,255	352,399
Blackstone, Inc.	3,092,646	350,613
Israel Discount Bank, Ltd., Class A	28,679,760	347,076
3i Group PLC	7,654,854	342,700
Apollo Asset Management, Inc.	3,219,382	336,747
Ping An Insurance (Group) Co. of China, Ltd., Class H (b)	37,279,000	324,024
Galaxy Digital, Inc., Class A (a)(b)(d)(e)	10,510,500	216,411
Galaxy Digital, Inc., Class A (a)(e)	5,022,147	103,406
HDFC Life Insurance Co., Ltd.	40,382,630	317,508
BNP Paribas SA	2,710,532	305,864
KB Financial Group, Inc.	2,741,020	302,970
UniCredit SpA	3,255,514	278,541
Erste Group Bank AG	2,323,905	276,515
Japan Post Bank Co., Ltd. (b)	12,857,400	252,019
Svenska Handelsbanken AB, Class A	15,540,547	248,921
Partners Group Holding AG (b)	209,428	233,548
Saudi National Bank (The)	20,170,983	224,118
FinecoBank SpA	9,448,604	223,178
Capital One Financial Corp.	1,079,434	211,180
Nu Holdings, Ltd., Class A (a)	13,883,213	207,971
Marsh & McLennan Cos., Inc.	1,098,334	205,103
DBS Group Holdings, Ltd.	4,481,553	202,377
Progressive Corp.	918,452	196,236
Danske Bank AS	3,613,977	188,654
B3 SA - Brasil, Bolsa, Balcao	50,486,367	176,281
HSBC Holdings PLC (HKD denominated)	8,922,400	167,992
Credicorp, Ltd.	477,531	165,407
Blue Owl Capital, Inc., Class A	15,358,571	162,033
IG Group Holdings PLC	8,540,776	149,745
Aon PLC, Class A	434,002	145,595
Banco Comercial Portugues SA	113,695,245	119,780
American International Group, Inc.	1,361,970	109,625
Brown & Brown, Inc.	1,507,741	108,286
TPG, Inc., Class A	2,438,149	105,864
National Bank of Canada	700,970	97,829
Intact Financial Corp.	465,782	89,926
Postal Savings Bank of China Co., Ltd., Class H	138,332,535	87,172
Allianz SE	181,782	82,094
HDFC Bank, Ltd.	4,599,526	44,882
HDFC Bank, Ltd. (ADR)	1,119,374	35,652
Shinhan Financial Group Co., Ltd.	1,169,311	78,767
Tokio Marine Holdings, Inc.	1,771,400	74,037
Banco Santander SA	5,519,121	70,366
Federal Home Loan Mortgage Corp. (a)(b)	8,288,024	53,375
Fannie Mae (a)	6,746,292	48,573
LPL Financial Holdings, Inc.	138,905	41,724
Fidelity National Information Services, Inc.	818,497	41,711
Abu Dhabi Commercial Bank PJSC	9,074,262	37,453
Capital World Growth and Income Fund — Page 3 of 11

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Robinhood Markets, Inc., Class A (a)	289,785	$21,980
Standard Chartered PLC	77,120	1,904
Sberbank of Russia PJSC (c)	182,070,644	— (f)
		18,018,822
Communication services 8.67%
Alphabet, Inc., Class C	9,038,715	2,814,927
Alphabet, Inc., Class A	8,937,216	2,786,267
Meta Platforms, Inc., Class A	3,088,570	2,001,949
SoftBank Group Corp.	45,675,180	1,195,952
Netflix, Inc. (a)	9,162,793	881,827
Singapore Telecommunications, Ltd.	158,973,632	633,431
Tencent Holdings, Ltd.	6,085,300	402,918
Orange	18,440,350	396,344
Comcast Corp., Class A	11,183,647	346,246
NetEase, Inc.	14,568,175	333,693
Omnicom Group, Inc.	2,786,385	237,651
AT&T, Inc.	8,072,431	226,109
Publicis Groupe SA	2,361,742	210,470
Spotify Technology SA (a)	378,863	195,092
Bharti Airtel, Ltd.	5,840,289	120,643
Bharti Airtel, Ltd., interim shares	649,260	10,548
Nintendo Co., Ltd.	1,586,700	91,393
Advanced Info Service PCL, foreign registered shares	2,966,300	36,273
Universal Music Group NV	935,518	21,124
		12,942,857
Materials 8.18%
Vale SA, ordinary nominative shares	89,823,808	1,550,124
Vale SA (ADR), ordinary nominative shares	18,418,666	316,433
Freeport-McMoRan, Inc.	23,738,219	1,616,098
First Quantum Minerals, Ltd. (a)	24,725,850	740,298
Glencore PLC	92,621,556	666,547
Anglo American PLC	12,698,990	633,382
Linde PLC	1,243,781	631,940
Southern Copper Corp. (b)	2,453,020	535,494
Anglogold Ashanti PLC	3,943,695	503,886
Ivanhoe Mines, Ltd., Class A (a)(b)	42,894,987	490,570
Eldorado Gold Corp. (b)	8,445,735	392,242
Air Products and Chemicals, Inc.	1,407,925	388,123
LyondellBasell Industries NV	6,000,000	345,120
Heidelberg Materials AG, non-registered shares	1,480,533	331,598
Antofagasta PLC	5,230,636	300,854
Smurfit Westrock PLC	6,276,157	295,042
Agnico Eagle Mines, Ltd. (CAD denominated)	1,149,318	288,692
Rio Tinto PLC	2,781,689	274,970
Nippon Steel Corp. (b)	58,067,500	236,487
Franco-Nevada Corp.	822,345	230,758
Grupo Mexico, SAB de CV, Series B	17,242,200	219,287
Lundin Mining Corp.	6,666,610	212,405
Corteva, Inc.	2,189,211	175,400
Dow, Inc.	5,639,778	173,310
CRH PLC	1,100,000	131,978
Shin-Etsu Chemical Co., Ltd.	2,637,561	104,175
Air Liquide SA	479,798	101,049
Capital World Growth and Income Fund — Page 4 of 11

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Akzo Nobel NV (b)	1,378,802	$97,132
Lynas Rare Earths, Ltd. (a)	5,558,562	75,080
BASF SE	1,213,226	69,814
China Hongqiao Group, Ltd., Class H (a)	11,622,000	52,677
OR Royalties, Inc.	899,950	42,641
		12,223,606
Health care 7.72%
Eli Lilly and Co.	2,309,197	2,429,252
Vertex Pharmaceuticals, Inc. (a)	2,273,163	1,129,376
Medtronic PLC	9,875,546	964,446
Novo Nordisk AS, Class B	23,566,409	886,591
Abbott Laboratories	6,139,710	714,355
Johnson & Johnson	2,468,496	613,248
Gilead Sciences, Inc.	3,948,215	588,087
Takeda Pharmaceutical Co., Ltd. (b)	13,812,291	514,672
Stryker Corp.	1,290,749	500,114
Sanofi	3,665,661	356,037
AstraZeneca PLC (GBP denominated)	1,689,608	353,891
UnitedHealth Group, Inc.	1,146,376	336,198
Thermo Fisher Scientific, Inc.	606,866	316,244
Daiichi Sankyo Co., Ltd.	15,223,100	298,681
Amgen, Inc.	725,909	281,769
Insulet Corp. (a)	868,910	214,282
EssilorLuxottica SA	764,612	203,460
AbbVie, Inc.	747,865	173,564
BioMarin Pharmaceutical, Inc. (a)	2,576,251	159,032
Molina Healthcare, Inc. (a)	794,486	122,391
Argenx SE, non-registered shares (a)	128,388	99,730
Danaher Corp.	400,628	84,388
WuXi AppTec Co., Ltd., Class H	4,715,600	71,728
Boston Scientific Corp. (a)	705,917	54,250
Fresenius SE & Co. KGaA	750,351	45,129
Alnylam Pharmaceuticals, Inc. (a)	75,608	25,171
		11,536,086
Consumer discretionary 6.51%
Amazon.com, Inc. (a)	12,251,738	2,572,865
Tesla, Inc. (a)	1,851,504	745,249
Industria de Diseno Textil SA	10,912,775	732,667
Compagnie Financiere Richemont SA, Class A	3,491,388	714,080
Royal Caribbean Cruises, Ltd.	1,709,729	531,657
MercadoLibre, Inc. (a)	264,394	464,694
Trip.com Group, Ltd. (ADR)	5,386,474	283,436
Trip.com Group, Ltd.	3,317,199	174,438
Carvana Co., Class A (a)	1,269,741	424,297
LVMH Moet Hennessy-Louis Vuitton SE	513,580	330,185
Compagnie Generale des Etablissements Michelin	7,985,510	324,587
Starbucks Corp.	3,238,959	317,483
Moncler SpA	3,204,345	221,269
NEXT PLC	1,205,514	219,647
D.R. Horton, Inc.	1,144,274	183,530
Chipotle Mexican Grill, Inc. (a)	4,574,149	170,250
Flutter Entertainment PLC (a)	1,430,214	151,803
Alibaba Group Holding, Ltd. (ADR)	1,042,026	150,166
Capital World Growth and Income Fund — Page 5 of 11

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Midea Group Co., Ltd., Class A	12,172,764	$139,631
Compass Group PLC	3,965,468	121,738
Suzuki Motor Corp.	7,513,300	114,048
Booking Holdings, Inc.	25,388	107,629
Fast Retailing Co., Ltd.	200,900	88,804
Aristocrat Leisure, Ltd.	2,382,740	81,528
NIKE, Inc., Class B	1,219,102	75,804
Zensho Holdings Co., Ltd. (b)	1,014,428	64,498
Shimano, Inc.	585,100	62,794
Accor SA	1,041,978	60,649
Dollarama, Inc.	343,500	50,571
Pop Mart International Group, Ltd. (b)	1,595,000	46,851
		9,726,848
Consumer staples 5.13%
Philip Morris International, Inc.	16,675,298	3,115,446
British American Tobacco PLC	16,564,949	1,035,822
Nestle SA	8,452,499	923,250
Imperial Brands PLC	17,835,258	799,187
JBS NV (BDR) (a)	16,236,915	271,465
Sysco Corp.	2,353,752	214,568
Constellation Brands, Inc., Class A	1,350,165	213,137
Bunge Global SA	1,496,075	180,501
Ocado Group PLC (a)(b)(e)	53,616,025	151,809
Walmart, Inc.	875,997	112,084
Pernod Ricard SA	1,193,503	110,366
Coca-Cola Co.	1,322,160	107,835
Procter & Gamble Co.	623,090	104,181
US Foods Holding Corp. (a)	955,124	92,274
Danone SA	914,371	78,482
WH Group, Ltd.	57,398,000	72,193
Kweichow Moutai Co., Ltd., Class A	234,876	49,849
Mondelez International, Inc., Class A	413,101	25,439
		7,657,888
Energy 4.77%
Canadian Natural Resources, Ltd. (CAD denominated)	44,777,059	1,958,760
Cameco Corp. (CAD denominated)	8,119,788	960,648
Cameco Corp.	3,161,624	374,336
Shell PLC (GBP denominated)	24,441,469	1,012,366
Shell PLC (EUR denominated)	931,069	38,505
Shell PLC (ADR)	14,207	1,187
EOG Resources, Inc.	5,662,672	702,624
Cenovus Energy, Inc. (CAD denominated)	17,372,118	387,038
Baker Hughes Co., Class A	5,490,949	358,339
TC Energy Corp. (CAD denominated)	5,082,387	326,580
Neste OYJ	11,283,894	282,394
BP PLC	43,408,522	279,423
Suncor Energy, Inc. (b)	4,681,198	264,423
Expand Energy Corp.	1,251,606	135,073
ADNOC Drilling Co. PJSC	25,231,000	35,171
		7,116,867
Capital World Growth and Income Fund — Page 6 of 11

unaudited
Common stocks (continued) Utilities 3.54%	Shares	Value (000)
Engie SA	50,419,070	$1,723,510
Xcel Energy, Inc.	6,806,980	567,430
Pinnacle West Capital Corp.	5,138,988	515,441
Southern Co. (The)	4,195,490	408,557
Dominion Energy, Inc.	6,319,675	399,024
Iberdrola SA, non-registered shares	15,613,010	369,889
NextEra Energy, Inc.	2,941,141	275,791
National Grid PLC	14,290,744	267,892
E.ON SE	10,033,654	233,321
Duke Energy Corp.	1,434,095	187,651
Constellation Energy Corp.	501,322	165,376
DTE Energy Co.	840,098	124,536
SSE PLC	1,504,828	54,532
		5,292,950
Real estate 0.84%
Prologis, Inc. REIT	3,500,013	498,997
China Resources Mixc Lifestyle Services, Ltd.	63,667,314	387,372
Mitsubishi Estate Co., Ltd.	5,045,500	170,525
UDR, Inc. REIT	2,546,876	95,508
Goodman Logistics (HK), Ltd. REIT	4,247,109	87,470
Simon Property Group, Inc. REIT	40,595	8,275
		1,248,147
Total common stocks (cost: $80,631,156,000)		143,967,962
Preferred securities 0.60% Financials 0.56%
Itau Unibanco Holding SA, preferred nominative shares	55,096,467	502,763
Itau Unibanco Holding SA (ADR), preferred nominative shares	14,953,653	135,330
Fannie Mae, Series S, 8.25% noncumulative preferred shares (a)	10,492,939	141,130
Fannie Mae, Series T, 8.25% noncumulative preferred shares (a)	51,600	589
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares (a)(b)	4,633,998	58,064
		837,876
Information technology 0.04%
Samsung Electronics Co., Ltd., nonvoting preferred shares	475,299	47,513
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)(d)	82,866	5,221
		52,734
Total preferred securities (cost: $767,228,000)		890,610
Convertible stocks 0.14% Information technology 0.14%
Oracle Corp., Class D, cumulative convertible preferred shares, 6.50% 1/15/2029	4,692,163	215,793
Total convertible stocks (cost: $232,831,000)		215,793
Capital World Growth and Income Fund — Page 7 of 11

unaudited
Bonds, notes & other debt instruments 0.03% Bonds & notes of governments & government agencies outside the U.S. 0.03% Brazil 0.03%	Principal amount (000)	Value (000)
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL220,000	$41,911
Total bonds & notes of governments & government agencies outside the U.S.		41,911
Total bonds, notes & other debt instruments (cost: $36,205,000)		41,911
Short-term securities 2.99% Money market investments 2.72%	Shares
Capital Group Central Cash Fund 3.65% (e)(g)	40,648,799	4,064,880
Money market investments purchased with collateral from securities on loan 0.27%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 3.59% (g)(h)	82,458,701	82,459
Capital Group Central Cash Fund 3.65% (e)(g)(h)	656,527	65,652
BlackRock Liquidity Funds – FedFund, Institutional Shares 3.56% (g)(h)	35,900,000	35,900
Dreyfus Treasury Obligations Cash Management, Institutional Shares 3.56% (g)(h)	35,900,000	35,900
Fidelity Investments Money Market Government Portfolio, Class I 3.55% (g)(h)	35,900,000	35,900
Goldman Sachs Financial Square Government Fund, Institutional Shares 3.55% (g)(h)	35,900,000	35,900
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 3.59% (g)(h)	35,900,000	35,900
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 3.59% (g)(h)	35,900,000	35,900
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.63% (g)(h)	35,900,000	35,900
		399,411
Total short-term securities (cost: $4,464,009,000)		4,464,291
Total investment securities 100.15% (cost: $86,131,429,000)		149,580,567
Other assets less liabilities (0.15)%		(227,643)
Net assets 100.00%		$149,352,924
Investments in affiliates (e)

	Value at 12/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2026 (000)	Dividend or interest income (000)
Common stocks 0.71%
Industrials 0.40%
Melrose Industries PLC	$713,708	$—	$111,536	$22,024	$(33,068)	$591,128	$—
Financials 0.21%
Galaxy Digital, Inc., Class A (a)(b)(d)	265,500	—	—	—	(49,089)	216,411	—
Galaxy Digital, Inc., Class A (a)	133,539	—	—	—	(30,133)	103,406	—
						319,817
Consumer staples 0.10%
Ocado Group PLC (a)(b)	130,915	—	—	—	20,894	151,809	—
Total common stocks						1,062,754
Short-term securities 2.77%
Money market investments 2.72%
Capital Group Central Cash Fund 3.65% (g)	3,653,258	5,083,787	4,672,918	397	356	4,064,880	22,208
Capital World Growth and Income Fund — Page 8 of 11

unaudited
Investments in affiliates (e) (continued)

	Value at 12/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2026 (000)	Dividend or interest income (000)
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 3.65% (g)(h)	$53,495	$12,157 (i)	$—	$		$$65,652	$— (j)
Total short-term securities						4,130,532
Total 3.48%				$22,421	$(91,040)	$5,193,286	$22,208
Restricted securities (d)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Galaxy Digital, Inc., Class A (a)(b)(e)	10/10/2025	$378,378	$216,411	0.15%
Stripe, LLC, Class B (a)(c)	5/6/2021	7,726	12,129	0.01
Stripe, LLC, Series H, 6.00% noncumulative preferred shares (a)(c)	3/15/2021	3,325	5,221	0.00 (k)
Total		$389,429	$233,761	0.16%

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)	Value determined using significant unobservable inputs.
(d)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
(f)	Amount less than one thousand.
(g)	Rate represents the seven-day yield at 2/28/2026.
(h)	Security purchased with cash collateral from securities on loan.
(i)	Represents net activity.
(j)	Dividend income is included with securities lending income and is not shown in this table.
(k)	Amount less than 0.01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Capital World Growth and Income Fund — Page 9 of 11

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of February 28, 2026, were as follows (dollars in thousands):
Capital World Growth and Income Fund — Page 10 of 11

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$25,442,191	$8,984,042	$12,129	$34,438,362
Industrials	23,765,529	—	—	23,765,529
Financials	17,794,704	224,118	— *	18,018,822
Communication services	12,932,309	10,548	—	12,942,857
Materials	12,122,557	101,049	—	12,223,606
Health care	11,536,086	—	—	11,536,086
Consumer discretionary	9,726,848	—	—	9,726,848
Consumer staples	7,657,888	—	—	7,657,888
Energy	7,116,867	—	—	7,116,867
Utilities	5,098,630	194,320	—	5,292,950
Real estate	1,248,147	—	—	1,248,147
Preferred securities	885,389	—	5,221	890,610
Convertible stocks	215,793	—	—	215,793
Bonds, notes & other debt instruments	—	41,911	—	41,911
Short-term securities	4,464,291	—	—	4,464,291
Total	$140,007,229	$9,555,988	$17,350	$149,580,567
*
Amount less than one thousand.
Key to abbreviation(s)
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP1-033-0426
Capital World Growth and Income Fund — Page 11 of 11